Share-based payments - Expenses relation to Options (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 Options	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Share-based payments
Total recorded expenses	$ 2,032			$ 3,751	$ 3,761
Complex vesting conditional upon listing
Share-based payments
Expenses in relation to the options with a fulfilled non-market performance condition					930
Total recorded expenses					$ 930
Vested		20,000	20,000